Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Summary of Calculation of Basic and Diluted Earnings Per Share
i)
Profit attributable to ordinary shareholders (basic and diluted)

	Successor	Successor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024
	US$’000	US$’000
Profit for the period	46,977	82,088
Less: Gain attributable to non-controlling interests	(2,161)	(1,208)
Profits for the year attributable to shareholders	44,816	80,880
ii)
Weighted-average number of ordinary shares (basic and diluted)

	Successor	Successor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024*
Issued ordinary shares at the beginning of year/period	36,900,000	36,900,000
Effect of conversion of convertible notes	922,500	—
Weighted-average number of ordinary shares at the end of year/period	37,822,500	36,900,000

* The shares and per share information are presented on a retrospective basis to reflect the Share Reorganization as disclosed under Note 15.

iii)
Earnings per share (basic and diluted)

	Successor	Successor
	For the year ended March 31, 2025	For the period June 16, 2023 through March 31, 2024
	US$	US$
Basic and diluted earnings per share attributable to shareholders (as adjusted)	1.18	2.19